Prepayments (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments
Schedule of detailed information about prepayments

	June 30, 2026	December 31, 2025
Caledonia Mining South Africa (Proprietary) Limited (“CMSA”) suppliers	1,196	617
Blanket Mine third party suppliers - USD	4,700	3,432
Blanket Mine third party suppliers - ZiG	10,352	9,634
Blanket Mine third party suppliers - ZAR	17	306
Bilboes third party suppliers - USD	76	56
Other prepayments	392	492
	16,733	14,537